Long-term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Future Maturities Under the Term Loan Agreement
Future maturities under the term loan agreement as of March 31, 2019 are as follows (in thousands):

Period Ending December 31:	Amount
2019	$2,696
2020	3,677
2021	3,771
2022	52,510
62,654
Add: Accretion of closing fees	958
63,612
Less: Amount representing interest	(18,841)
Less: Amount representing debt discount and debt issuance costs	(174)
Present value of minimum payments	$44,597

Future maturities under the term loan agreement as of December 31, 2018 are as follows (in thousands):

Year Ending December 31:	Amount
2019	$3,566
2020	3,677
2021	3,771
2022	52,510
63,524
Add: Accretion of closing fees	872
64,396
Less: Amount representing interest	(20,010)
Less: Amount representing debt discount and debt issuance costs	(185)
Present value of minimum payments	$44,201